Mandatorily Redeemable Non-controlling Interests - Additional Information (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2020 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Noncontrolling Interest [Line Items]
Minority Interests Ownership Percentage By Parent	30.00%
Dividend rate, preferred stock	1.50%
Repayment of mandatorily redeemable non controlling interests		¥ 40,000	$ 5,720	¥ 0	¥ 0
Yunfu EHang Intelligent Technology Limited("Yunfu") [Member]
Noncontrolling Interest [Line Items]
Cash consideration paid for non controlling interests	¥ 40,000
Minority Interests Ownership Percentage By Parent	30.00%
Repayment of mandatorily redeemable non controlling interests		¥ 40,000	$ 5,720
Yunfu EHang Intelligent Technology Limited("Yunfu") [Member] | Third Party [Member]
Noncontrolling Interest [Line Items]
Minority Interests Ownership Percentage By Parent	30.00%